Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] Common Class A and Class B [Member] USD ($) shares	Common Stock [Member] Common Class A and Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)		Subscription Receivables [Member] USD ($)	Subscription Receivables [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Apr. 30, 2023		$ 2,654		$ 1,650,415							$ (4,670,222)		$ (3,017,153)
Balance, shares at Apr. 30, 2023 | shares	19,912,375	19,912,375
Net loss											(2,359,844)		(2,359,844)
Proceeds from Investors							8,296,364						8,296,364
Shares issued during the year		$ 837		8,333,615			(8,333,615)						837
Shares issued during the year, shares | shares	5,686,501	5,686,501
Balance at Apr. 30, 2024	$ 2,560	$ 3,491	$ 7,322,288	9,984,030		$ (27,320)	(37,251)			$ (5,155,849)	(7,030,066)	$ 2,141,679	2,920,204
Balance, shares at Apr. 30, 2024 | shares	25,598,876	25,598,876
Net loss											(5,137,064)		(5,137,064)
Shares issued during the year		$ 17		255,178								$ 193,000	$ 255,195
Shares issued during the year, shares | shares	128,125	128,125										128,125	128,125
Translation loss									(1,143)				$ (1,143)
Translation loss									1,143				1,143
Balance at Apr. 30, 2025	$ 2,687	$ 3,508	7,843,234	10,239,208		(28,534)	(37,251)	(876)	(1,143)	(9,320,022)	(12,167,130)	$ (1,503,511)	(1,962,808)
Balance, shares at Apr. 30, 2025 | shares	25,727,001	25,727,001
Net loss											(6,157,779)	(4,834,474)	(6,157,779)
Shares issued during the year		$ 749		13,330,405									13,331,154
Shares issued during the year, shares | shares	5,845,000	5,845,000
Translation loss									(89,837)				(89,837)
Translation loss									89,837				89,837
Issuance of warrant					[1]
Balance at Apr. 30, 2026	$ 3,343	$ 4,257	$ 18,504,502	$ 23,569,613		$ (29,246)	$ (37,251)	$ 69,634	$ 88,694	$ (14,386,886)	$ (18,324,909)	$ 4,161,347	$ 5,300,404
Balance, shares at Apr. 30, 2026 | shares	31,572,001	31,572,001

[1]	Warrant Movement within Additional paid-in capital